Commitments and Contingencies (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loss Contingencies [Line Items]
Rent expense under operating lease agreements	$ 23,200	$ 25,600	$ 26,400
Percentage of royalty on net product sales range, minimum	1.00%
Percentage of royalty on net product sales range, maximum	25.00%
Accrued royalties	$ 13,786	13,855
Royalty expense related to agreements	43,200	48,800	$ 53,200
Total contingent obligation	67,800
Contingent cash payments to be made in 2016	40,200
Additional contingent cash payments to be made in 2017	15,500
Additional contingent cash payments to be made in 2019	5,100
Additional contingent cash payments to be made anytime after first 12 months	7,000
Fair value of contingent consideration	17,700
Commitment under employment contract agreements	$ 15,300
Standard product warranty term	1 year
Amounts held in escrow in connection with acquisitions	$ 2,500	2,500
Other noncurrent liabilities
Loss Contingencies [Line Items]
Fair value of contingent consideration	10,700
Accrued liabilities
Loss Contingencies [Line Items]
Fair value of contingent consideration	$ 7,000
Accrued and Other Liabilities
Loss Contingencies [Line Items]
Preacquisition contingencies included in accrued and other liabilities		$ 100